Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (1,004,828)	$ (2,187,758)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of conversion feature	(7,110)	(1,385)
Stock based compensation	286,149	1,105,769
Realized loss on available-for-sale securities		16,406
Depreciation	881	390
Changes in operating assets and liabilities:
Prepayments and other current assets	5,716	(117,830)
Accounts payable	74,518	116,171
Accrued expenses	109,203	(69,676)
Net cash used in operating activities	(535,471)	(1,137,913)
Cash flows from investing activities:
Proceeds received from sales of available-for-sale securities		947,351
Website development costs and other fixed assets	(432,419)	(408,819)
Purchases of intangible assets		(20,000)
Net cash provided by investing activities	(432,419)	518,532
Cash flows from financing activities:
Proceeds from issuances of common stock of Subsidiary		2,952
Cash acquired upon reverse recapitalization		479,624
Cash received from Parent prior to reverse recapitalization		735,099
Proceeds from shareholder loan		35,000
Repayment of shareholder loan		(35,000)
Proceeds from stock to be issued	3,483,935
Net cash provided by financing activities	3,483,935	1,217,675
Net increase in cash	2,516,045	598,294
Cash at beginning of period	598,294	0
Cash at end of period	3,114,339	598,294
Supplemental disclosures of noncash investing and financing activities:
Reclassification of stock-based compensation to website development costs	212,156	$ 139,375
Accrual of stock issuance costs	$ 363,291